Litigation	12 Months Ended
Dec. 31, 2012
Legal Matters And Contingencies Disclosure [Abstract]
Litigation
21.      Litigation

The Company has been and is currently involved in litigation and claims incidental to the conduct of its business which are comparable to other companies in the senior living industry. Certain claims and lawsuits allege large damage amounts and may require significant costs to defend and resolve. Similarly, the senior living industry is continuously subject to scrutiny by governmental regulators, which could result in litigation related to regulatory compliance matters. As a result, the Company maintains general liability and professional liability insurance policies in amounts and with coverage and deductibles the Company believes are adequate, based on the nature and risks of its business, historical experience and industry standards.  The Company's current policies provide for deductibles for each claim.  Accordingly, the Company is, in effect, self-insured for claims that are less than the deductible amounts.